The firm commitments schedule is set forth below: (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Government Grants
Current	R$ 5,090,205
Non-current	3,281,309
2023	1,395,346
2024	703,803
2025	411,255
2026	273,528
2027 onwards	R$ 497,377